UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legacy Wealth Management
Address: 6800 Poplar Ave.
         Suite 101
         Memphis, TN  38138

13F File Number:  028-13906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cathy Simmons
Title:     Chief Compliance Officer
Phone:     901-758-9006

Signature, Place, and Date of Signing:

 /s/ Cathy Simmons     Memphis, TN     February 12, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $148,345 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      219     2441 SH       Sole                        0        0     2441
ISHARES TR                     RUSSELL 1000     464287622    81473  1029354 SH       Sole                    71305        0   958049
ISHARES TR                     RUSSELL 2000     464287655    15250   180869 SH       Sole                    11596        0   169273
ISHARES TR                     HGH DIV EQT FD   46429b663    29105   495312 SH       Sole                    31533        0   463779
SPDR S&P 500 ETF TR            TR UNIT          78462f103     1359     9542 SH       Sole                        0        0     9542
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1919    26183 SH       Sole                        0        0    26183
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    19020   427117 SH       Sole                    29759        0   397358